Convertible Promissory Notes (Tables)	6 Months Ended
Jun. 30, 2022
Convertible Promissory Notes Abstract
Schedule of convertible promissory notes
	Dec 23/21	June 23/21	Nov 2/23
	$6.169MM	$1.239MM	$7.2MM	Total

Balance December 31, 2020	$5,014,852	$1,145,917	$-	$6,160,769

Interest and accretion expense	1,893,494	-	-	1,893,494
Interest paid or accrued	(746,145)	-	-	(746,145)
Issuance of the $6MM debenture	-	-	4,395,881	4,395,881
Repayment of 10% convertible debenture	-	(1,145,917)	-	(1,145,917)
Repayment of the 12% debenture	(6,162,201)	-	-	(6,162,201)
Unamortized fair value difference-opening	-	-	(1,341,948)	(1,341,948)
Amortization of fair value difference	-	-	111,830	111,830
Change in fair value of debenture	-	-	177,530	177,530

Balance December 31, 2021	$-	$-	$3,343,293	$3,343,293

Partial repayment of $6MM convertible debenture	-	-	(4,000,000)	(4,000,000)
Unamortized day one fair value difference	-	-	915,341	915,341
Principal repayments	-	-	(800,000)	(800,000)
Change in fair value of debenture	-	-	2,133,046	2,133,046
Balance June 30, 2022	$-	$-	$1,591,680	$1,591,680

Current portion of convertible promissory note-June 30, 2022	-	-	1,591,680	1,591,680
Long term portion of convertible promissory note-June 30, 2022	-	-	-	-

Current portion of convertible promissory note-December 31, 2021	-	-	1,421,911	1,421,911
Long term portion of convertible promissory note-December 31, 2021	-	-	1,921,382	1,921,382

Schedule of unamortized related activity
Balance, beginning of period	$1,230,118
Recognized in profit or loss for the six months ended June 30, 2022	(915,341)
Balance, end of period	$314,777

Schedule of promissory notes
Promissory Note
Balance, January 1, 2022	$4,573,411
Repayment	(4,000,000)
Repayment through issuance of common shares	(800,000)
Change in fair value	2,133,046
Unamortized day one fair value difference	(314,777)
Balance, June 30, 2022	$1,591,680

Schedule of total number of common shares issued
Repayment date	May 2022	June 2022
Repayment amount	$400,000	$400,000
Redemption price	0.96	0.92
Total number of common shares issued	417,537	436,682